SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	$ 3,681	$ 3,162	$ 6,811	$ 5,909
Depreciation	436	480	847	954
Exploration, evaluation and project expenses	82	97	136	192
Other expenses (income)	353	80	523	97
Segment income	1,358	1,041	2,417	1,702
Segment income, attributable to non-controlling interests	445	264	752	456
Operating segments
Disclosure of operating segments [line items]
Segment income	1,731	1,136	3,000	1,927
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	898	770	1,576	1,482
Site operating costs, royalties and community relations	361	381	700	766
Depreciation	68	80	130	163
Exploration, evaluation and project expenses	4	3	5	6
Other expenses (income)	1	4	4	6
Segment income	464	302	737	541
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	579	385	1,035	798
Site operating costs, royalties and community relations	232	167	416	353
Depreciation	62	57	119	132
Exploration, evaluation and project expenses	1	3	3	4
Other expenses (income)	2	1	4	3
Segment income	282	157	493	306
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	410	268	774	479
Site operating costs, royalties and community relations	172	143	328	280
Depreciation	44	42	91	79
Exploration, evaluation and project expenses	0	2	0	3
Other expenses (income)	(5)	0	(4)	0
Segment income	199	81	359	117
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	517	314	894	604
Site operating costs, royalties and community relations	190	150	352	298
Depreciation	77	63	152	125
Exploration, evaluation and project expenses	0	1	1	2
Other expenses (income)	3	2	6	4
Segment income	247	98	383	175
Revenue, attributable to non-controlling interests	210	127	359	245
Cost of sales, attributable to non-controlling interests	108	84	203	168
Segment income, attributable to non-controlling interests	102	42	156	76
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	0	404	0	765
Site operating costs, royalties and community relations	0	136	0	275
Depreciation	8	62	14	129
Exploration, evaluation and project expenses	0	0	1	0
Other expenses (income)	63	10	142	22
Segment income	(71)	196	(157)	339
Revenue, attributable to non-controlling interests	0	81	0	153
Cost of sales, attributable to non-controlling interests	2	40	3	81
Segment income, attributable to non-controlling interests	(12)	40	(29)	69
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	226	189	418	341
Site operating costs, royalties and community relations	76	71	157	129
Depreciation	32	36	64	64
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	29	(2)	36	0
Segment income	89	84	161	148
Operating segments | Lumwana
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	340	219	645	382
Site operating costs, royalties and community relations	125	102	273	210
Depreciation	69	70	129	130
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	2	10	4	12
Segment income	144	37	239	30
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	201	140	436	254
Site operating costs, royalties and community relations	65	76	146	150
Depreciation	19	18	40	36
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	11	3	14	8
Segment income	106	43	236	60
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	133	129	279	235
Site operating costs, royalties and community relations	50	58	111	114
Depreciation	14	16	30	31
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	2	2	4	3
Segment income	67	53	134	87
Operating segments | Other
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	610	530	1,193	912
Site operating costs, royalties and community relations	242	287	479	511
Depreciation	65	65	123	112
Exploration, evaluation and project expenses	1	3	3	6
Other expenses (income)	9	6	12	11
Segment income	293	169	576	272
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	3,914	3,348	7,250	6,252
Site operating costs, royalties and community relations	1,513	1,571	2,962	3,086
Depreciation	458	509	892	1,001
Exploration, evaluation and project expenses	6	12	13	21
Other expenses (income)	117	36	222	69
Segment income	1,820	1,220	3,161	2,075
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	3,688	3,159	6,832	5,911
Site operating costs, royalties and community relations	1,437	1,500	2,805	2,957
Depreciation	426	473	828	937
Exploration, evaluation and project expenses	6	12	13	21
Other expenses (income)	88	38	186	69
Segment income	1,731	1,136	3,000	1,927
Accretion expense	12	14	26	27
Operating segments | Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	795	603	1,439	1,175
Cost of sales, attributable to non-controlling interests	398	369	753	750
Segment income, attributable to non-controlling interests	396	228	680	414
Operating segments | North Mara and Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	53	43	114	78
Cost of sales, attributable to non-controlling interests	23	27	52	53
Segment income, attributable to non-controlling interests	30	16	61	24
Operating segments | Tongon [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	10	13	20	21
Cost of sales, attributable to non-controlling interests	8	10	15	18
Segment income, attributable to non-controlling interests	3	2	5	3
Share of equity investees | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	(226)	(189)	(418)	(341)
Site operating costs, royalties and community relations	(76)	(71)	(157)	(129)
Depreciation	(32)	(36)	(64)	(64)
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	(29)	2	(36)	0
Segment income	$ (89)	$ (84)	$ (161)	$ (148)